FAIR VALUE (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		1.75%	0.05%
Expected life of grants	5 years		6 months
Dividends	$ 0	$ 0	$ 0
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.73%
Expected life of grants		5 years
Expected volatility of underlying stock	169.00%	117.00%	112.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.46%
Expected life of grants		6 months
Expected volatility of underlying stock	165.00%	98.00%	98.00%